Short-Term Debt - Balances Outstanding Under Lines Of Credit and Other Short-Term Debt Facilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balances outstanding under lines of credit and other short-term debt facilities
Amount outstanding under credit facility	$ 1,501,724	$ 34,227,288
ABN AMRO Bank, Revolving Line of Credit [Member]
Balances outstanding under lines of credit and other short-term debt facilities
Amount outstanding under credit facility		34,732
IFN Finance, Working Capital Line [Member]
Balances outstanding under lines of credit and other short-term debt facilities
Amount outstanding under credit facility		372,422
Wells Fargo, Revolving Line of Credit [Member]
Balances outstanding under lines of credit and other short-term debt facilities
Amount outstanding under credit facility	$ 1,501,724	$ 33,820,134